Research and development costs	6 Months Ended
Jun. 30, 2019
Research and development costs
Research and Development Costs

10. Research and development costs

Research and development costs amount to € 9,523,000 for the three month period ended June 30, 2019 compared to    € 5,990,000 for same period in 2018 and are comprised of allocated employee costs including share-based payments, the costs of materials and laboratory consumables, outsourced activities, license and intellectual property costs and other allocated costs.